UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03380

Name of Fund:	Legg Mason Value Trust, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	3/31/2009

Date of reporting period:	12/31/2008

Item 1 – Schedule of Investments

10	Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Value Trust, Inc.

December 31, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 95.4%
Consumer Discretionary — 15.3%
Internet and Catalog Retail — 3.9%
Amazon.com Inc.	3,222,882	$165,269,389	A

Leisure Equipment and Products — 2.8%
Eastman Kodak Co.	18,300,900	120,419,922	B

Media — 3.8%
Time Warner Inc.	16,183,779	162,808,817

Multiline Retail — 4.8%
J.C. Penney Co. Inc.	3,652,488	71,954,013
Sears Holdings Corp.	3,491,108	135,699,368	A

		207,653,381

Consumer Staples — 1.0%
Beverages — 0.2%
PepsiCo Inc.	100,000	5,477,000

Personal Products — 0.8%
Avon Products Inc.	1,466,400	35,237,592

Energy — 0.8%
Oil, Gas and Consumable Fuels — 0.8%
Chesapeake Energy Corp.	588,800	9,520,896
ConocoPhillips	488,800	25,319,840

		34,840,736

Quarterly Report to Shareholders	11

	Shares/Par	Value
Financials — 15.7%
Capital Markets — 5.8%
Merrill Lynch and Co. Inc.	8,955,600	$104,243,184
State Street Corp.	2,932,800	115,347,024
The Goldman Sachs Group Inc.	343,300	28,971,087

		248,561,295

Consumer Finance — 1.4%
American Express Co.	1,368,600	25,387,530
Capital One Financial Corp.	1,067,445	34,040,821

		59,428,351

Diversified Financial Services — 7.5%
Bank of America Corp.	2,057,950	28,975,936
Citigroup Inc.	15,641,500	104,954,465
CME Group Inc.	50,000	10,405,500
J.P. Morgan Chase and Co.	2,542,086	80,151,972
NYSE Euronext	3,617,100	99,036,198

		323,524,071

Insurance — 1.0%
Prudential Financial Inc.	100,000	3,026,000
The Allstate Corp.	1,173,100	38,430,756

		41,456,756

Health Care — 18.8%
Biotechnology — 3.8%
Amgen Inc.	2,835,450	163,747,238	A

Health Care Providers and Services — 14.4%
Aetna Inc.	10,492,387	299,033,029
UnitedHealth Group Inc.	11,913,641	316,902,851

		615,935,880

Pharmaceuticals — 0.6%
Merck and Co. Inc.	784,300	23,842,720

12	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value
Industrials — 5.1%
Aerospace and Defense — 0.6%
The Boeing Co.	538,800	$22,990,596

Industrial Conglomerates — 4.0%
3M Co.	391,000	22,498,140
General Electric Co.	9,104,750	147,496,950

		169,995,090

Machinery — 0.5%
Deere and Co.	588,800	22,562,816

Information Technology — 29.3%
Communications Equipment — 3.1%
Cisco Systems Inc.	8,188,925	133,479,478	A

Computers and Peripherals — 7.3%
EMC Corp.	2,739,500	28,682,565	A
Hewlett-Packard Co.	3,706,631	134,513,639
International Business Machines Corp.	1,761,579	148,254,489

		311,450,693

Electronic Equipment, Instruments & Components — N.M.
Agilent Technologies Inc.	100,000	1,563,000	A

Internet Software and Services — 10.4%
eBay Inc.	12,468,939	174,066,388	A
Google Inc.	406,000	124,905,900	A
Yahoo! Inc.	12,072,045	147,278,949	A

		446,251,237

Semiconductors and Semiconductor Equipment — 2.6%
Texas Instruments Inc.	7,000,500	108,647,760

Quarterly Report to Shareholders	13

	Shares/Par	Value
Information Technology — Continued
Software — 5.9%
CA Inc.	8,437,092	$156,339,315
Electronic Arts Inc. (EA)	4,473,967	71,762,430	A
Microsoft Corp.	1,273,100	24,749,064

		252,850,809

Materials — 1.2%
Metals and Mining — 1.2%
Nucor Corp.	1,091,750	50,438,850

Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	1,077,600	30,711,600

Utilities — 7.5%
Electric Utilities — 0.1%
Exelon Corp.	100,000	5,561,000

Independent Power Producers and Energy Traders — 7.4%
The AES Corp.	38,443,309	316,772,866	A,B

Total Common Stocks and Equity Interests
(Cost — $5,425,199,935)		4,081,478,943

14	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value
Repurchase Agreements — 5.7%

Banc of America
.01%, dated 12/31/08, to be repurchased at $122,264,469 on 1/2/09 (Collateral: $109,515,000 Freddie Mac Notes, 4.75%, due 1/19/16, value $124,866,265)	$122,264,401	$122,264,401

Goldman Sachs & Co.
.01% dated 12/31/08, to be repurchased at $122,264,470 on 1/2/09 (Collateral: $115,885,000 Fannie Mae Notes, 5.78%, due 6/7/22, value $127,943,221)	122,264,402	122,264,402

Total Repurchase Agreements (Cost — $244,528,803)		244,528,803

Total Investments — 101.1% (Cost — $5,669,728,738)C		4,326,007,746
Other Assets Less Liabilities — (1.1)%		(47,513,246)

Net Assets — 100.0%		$4,278,494,500

Net Asset Value Per Share:
Primary Class		$26.04

Class R		$29.07

Financial Intermediary Class		$29.23

Institutional Class		$30.09

N.M. Not Meaningful.

A	Non-income producing.
B

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2008, the total market value of Affiliated Companies was $437,192,788, and the cost was $892,255,683.

C

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$906,684,555
Gross unrealized depreciation	(2,250,405,547)

Net unrealized depreciation	$(1,343,720,992)

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	[12/31/08]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities – assets	$4,326,007,746	$4,081,478,943	$244,528,803	—
Other Financial Instruments	—	—	—	—

Total	$4,326,007,746	$4,081,478,943	$244,528,803	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Transactions in Affiliated Companies:

An “Affiliated Company”, as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the year ended December 31, 2008.

Company	Affiliates Mkt Value at 3/31/08	Purchased		Sold		Current Yr. Amortization Div/Interest Income	Affiliates Value at 6/30/08	Realized Gain/(Loss)
		Cost	Shares/Par	Cost	Shares/Par
Eastman Kodak Co.	371,070,000	—	—	134,070,457	2,699,100	9,950,975	120,419,922	(97,986,696)
Qwest Communications International Inc.A	426,921,977	—	—	356,660,711	94,243,262	9,864,713	—	2,893,051
The AES Corp.	784,506,870	—	—	107,928,499	8,617,681	—	316,772,866	(6,467,050)

	$1,582,498,847	$—		$598,659,667		$19,815,688	$437,192,788	$(101,560,731)

A	At the end of the period, the issuer of this security was no longer an affiliated company.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Value Trust, Inc.
Date:	February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Value Trust, Inc.
Date:	February 25, 2009

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Value Trust, Inc.
Date:	February 25, 2009